Right of Use Assets and Lease Liabilities - Disclosure of payments on lease liabilities (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
less amount representing interest expense	$ (2,449,189)
Lease liability	3,986,283
Current Portion of Lease Liabilities	258,899	$ 630,207
Long Term Portion of Lease Liabilities	3,727,384	$ 4,006,004
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	690,632
Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	$ 5,744,841